Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of assets and liabilities that are measured on a recurring basis

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active Markets	Observable	Unobservable
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$44,645,404	$—	$—
Forward Purchase Agreement	—	—	—
Fair Value at June 30, 2023 (unaudited)	$44,645,404	$—	$—
Liabilities:
Working capital loan – related party	$—	$—	$2,690,000
Public Warrant liability	708,333	—	—
Private Warrant liability	—	625,000	—
Prepaid forward derivative	—	—	144,770
Fair Value at June 30, 2023 (unaudited)	$708,333	$625,000	$2,834,770

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active Markets	Observable	Unobservable
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$430,047,193	$—	$—
Forward Purchase Agreement	—	—	353,731
Fair Value at December 31, 2022	$430,047,193	$—	$353,731
Liabilities:
Working capital loan – related party	$—	$—	$1,500,000
Public Warrant liability	566,667	—	—
Private Warrant liability	—	500,000	—
Fair Value at December 31, 2022	$566,667	$500,000	$1,500,000

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
December 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$430,047,193	$—	$—
Forward Purchase Agreements	—	—	353,731
Fair value at December 31, 2022	$430,047,193	$—	$353,731
Liabilities:
Public Warrant liability	$566,667	$—	$—
Private Warrant liability	—	500,000	—
Working Capital Loans – related party	—	—	1,500,000
Fair Value at December 31, 2022	$566,667	$500,000	$1,500,000

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$425,037,665	$—	$—
Forward Purchase Agreements	—	—	1,002,789
Fair value at December 31, 2021	$425,037,665	$—	$1,002,789
Liabilities:
Public Warrant liability	$11,190,235	$—	$—
Private Warrant liability	—	9,873,737	—
Fair value at December 31, 2021	$11,190,235	$9,873,737	$—

Schedule of roll forward for the Level 3 investments

FPA assets at December 31, 2022	$353,731
Change in fair value of FPA	681,533
FPA assets at March 31, 2023 (unaudited)	1,035,264
Expiration of FPA asset April 17, 2023	(1,035,264)
New FPA – liability April 17, 2023	(144,770)
FPA liability at June 30, 2023 (unaudited)	$(144,770)

Working capital loan at December 31, 2022	$1,500,000
Issuance of loan	734,300
Working capital loan at March 31, 2023 (unaudited)	2,234,300
Issuance of loan	455,700
Working capital loan at June 30, 2023 (unaudited)	$2,690,000

FPA assets at December 31, 2021	$1,002,789
Change in fair value of FPA	(649,058)
FPA assets at December 31, 2022	$353,731

Working capital loan at December 31, 2021	$—
Issuance of loan	1,500,000
Change in fair value of working capital loan	—
Working capital loan at December 31, 2022	$1,500,000

FPA assets at December 31, 2021	$1,002,789
Change in fair value of FPAs	(649,058)
FPA assets at December 31, 2022	$353,731
Working Capital Loans at December 31, 2021	$—
Issuance of loan	1,500,000
Change in fair value of working capital loan	—
Working Capital Loans at December 31, 2022	$1,500,000

Level 3 Warrant liabilities at March 4, 2021	$26,260,000
Change in fair value of warrant liabilities	(4,363,000)
Transfers from Level 3 to Level 1 investments	(14,000,000)
Warrants issued on April 12, 2021	103,000
Transfers from Level 3 to Level 2 investments	(8,000,000)
Level 3 Warrant liabilities at December 31, 2021	$—
Issuance of FPA assets at December 6, 2021	$770,000
Change in fair value of FPAs	232,789
Level 3 investments (at asset position) at December 31, 2021	$1,002,789

Schedule of warrant liabilities

Warrant liabilities at December 31, 2021	$21,063,972
Change in fair value of warrant liabilities	(19,997,305)
Warrant liabilities at December 31, 2022	$1,066,667
Warrant liabilities at March 4, 2021	$26,260,000
Warrants issued on April 12, 2021	269,667
Change in fair value of warrant liabilities	(5,465,695)
Warrant liabilities at December 31, 2021	$21,063,972

Forward Purchase Agreement
Fair Value Measurements
Schedule of quantitative information regarding Level 3 fair value measurements

December 31, 2022
Unit Price	$10.00
Remaining Term (in years)	0.16
Risk-Free Rate	4.18%

	December 31, 2022	December 31, 2021
Unit Price	$10.00	$10.00
Remaining Term (in years)	0.16	0.50
Risk-Free Rate	4.18%	0.19%

Prepaid Forward Derivative Agreements
Fair Value Measurements
Schedule of quantitative information regarding Level 3 fair value measurements

	June 30, 2023	April 17, 2023
Unit Price	$10.24	$10.07
Remaining Term (in years)	1.25	1.46
Risk-Free Rate	5.13%	4.42%

Working capital loan - related party
Fair Value Measurements
Schedule of quantitative information regarding Level 3 fair value measurements

	June 30, 2023	December 31, 2022
Principal Outstanding	$1,500,000	$1,500,000
Expected Remaining Term (in years)	0.25	0.25
Volatility	37.4	43.5%
Risk-Free Rate	4.03	3.91%

December 31, 2022
Principal Outstanding	$1,500,000
Expected Remaining Term (in years)	0.16
Volatility	43.5%
Risk-Free Rate	3.91%